Financial Instruments	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
FINANCIAL INSTRUMENTS
NOTE 11:-	FINANCIAL INSTRUMENTS

a.	Classification of financial assets and liabilities measured at fair value:

			Convenience
			Translation (Note 2c)
	December 31,		December 31,
	2016	2017	2017
	N I S		U.S. dollars

Financial assets:
Financial assets at fair value through profit or loss:
Government bonds	2,017	-	$-
Available-for-sale financial assets:
Government bonds	2,050	-	-

	4,067	-	$-

			Convenience
			Translation (Note 2c)
	December 31,		December 31,
	2016	2017	2017
	N I S		U.S. dollars

Financial liabilities

Warrants measured at fair value	3,043	8,177	$2,358

	3,043	8,177	$2,358

b.	Financial risk factors:

The Company’s activities expose it to various market risks (foreign currency risk, Israeli CPI risk and interest rate risk) and credit risk. The Company’s comprehensive risk management plan focuses on activities that reduce to a minimum any possible adverse effects on the Company’s financial performance.

Risk management is performed by the Company’s Board. The Board identifies, measures and manages financial risks in collaboration with the Company’s operating units. The Board establishes documented objectives for the overall risk management activities as well as specific policies with respect to certain exposures to risks such as exchange rate risk, interest rate risk, credit risk, the use of non-derivative financial instruments and the investments of excess liquid positions.

Foreign currency risk

The Company has cash that is exposed to possible fluctuations in the U.S. dollar and Euro exchange rates. The currency exposure arising from current accounts and deposits is partly managed in Dollars and in Euro. As of December 31, 2017, the carrying amounts of USD and EURO were NIS 38,677 and NIS 40 respectively.

Credit risk

The Company has no significant concentrations of credit risk. All deposits are invested in financial institutions that are considred to be financially sound.

Price risk

The Company had investments in financial instruments that were traded on a securities exchange (governmental debentures for up to three years) and that were classified as available-for-sale financial assets and financial assets at fair value through profit or loss in respect of which the Company is exposed to risk of fluctuations in the security price that is determined by reference to the quoted market price. In August 31, 2017, the securities were exercised for NIS 4,041 reflecting loss of NIS 26. As of December 31, 2016, the carrying amount of these investments was NIS 4,067 ($ 1, 173)

c.	Fair value:

Regarding the fair value of marketable securities and liability for warrants (see Note 11 (a) above). The carrying amount of cash and cash equivalents, other receivable, other assets, trade payables and other payable approximates their fair value due to the short-term maturities of such instruments.

d.	Fair value measurement:

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the following fair value hierarchy, based on the lowest level input that is significant to the fair value measurement as a whole:

Level 1	-	quoted prices (unadjusted) in active markets for identical assets or liabilities

Level 2	-	inputs other than quoted prices included within level 1 that are observable either directly or indirectly

Level 3	-	inputs that are not based on observable market data (valuation techniques which use inputs that are not based on observable market data)

As of December 31, 2017, all assets and liabilities measured at fair value are classified as Level 1.

During 2017 there were no transfers in respect of fair value measurement of any financial instrument between Level 1 and Level 2, and there were no transfers into or out of Level 3 fair value measurements of any financial instrument.